                           COLUMBIA FUNDS SERIES TRUST

                      Columbia New York Tax-Exempt Reserves

                                   (THE FUND)

                         SUPPLEMENT DATED MARCH 23, 2007
           TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                 FOR INVESTOR CLASS SHARES DATED AUGUST 1, 2006

     Investor Class shares of the Fund will terminate on or shortly after May 30, 2007.

     Accordingly, effective May 30, 2007, the prospectus and statement of additional information for Investor Class shares of the Fund are hereby supplemented by eliminating all references to Investor Class shares of the Fund.

INT-47/129410-0307

                          COLUMBIA FUNDS SERIES TRUST

                         Columbia Money Market Reserves

                                   (THE FUND)

                         SUPPLEMENT DATED MARCH 23, 2007
           TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                   FOR DAILY CLASS SHARES DATED AUGUST 1, 2006

     Daily Class shares of the Fund will liquidate on or about May 30, 2007. As soon as is practicable after that date, Daily Class shareholders will receive their proportionate interest in the net assets of the Fund's Daily Class shares. On or shortly after the liquidation, Daily Class shares will be terminated as a share class of the Fund.

     Beginning on April 12, 2007, in anticipation of the liquidation, Daily Class shares of the Fund will be closed to new investors and closed to additional investments from current shareholders, except that from such date until the anticipated liquidation date, current shareholders may continue to make additional investments through the Systematic Investment Plan, automatic dividend diversification and contributions to certain existing retirement plan accounts. Dividend reinvestments will not be affected by this closing. Shareholders may choose to exchange their Daily Class shares of the Fund into another Columbia Fund or redeem their shares prior to the anticipated liquidation date.

     Accordingly, effective May 30, 2007, the prospectuses and statement of additional information for Daily Class shares of the Fund are hereby supplemented by eliminating all references to Daily Class shares of the Fund.

INT-47/129409-0307

                          COLUMBIA FUNDS SERIES TRUST

                    Columbia California Tax-Exempt Reserves
                             Columbia Cash Reserves
                          Columbia Government Reserves
                         Columbia Money Market Reserves
                          Columbia Municipal Reserves
                     Columbia New York Tax-Exempt Reserves
                          Columbia Tax-Exempt Reserves
                           Columbia Treasury Reserves

                                  (THE FUNDS)

                         SUPPLEMENT DATED MARCH 23, 2007
          TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                  FOR SERVICE CLASS SHARES DATED AUGUST 1, 2006

     Service Class shares of the Funds will terminate on or shortly after May 30, 2007.

     Accordingly, effective May 30, 2007, the statement of additional information for Service Class shares of the Funds is hereby supplemented by eliminating all references to Service Class shares of the Funds.

INT-47/129310-0307

                          COLUMBIA FUNDS SERIES TRUST

                    Columbia California Tax-Exempt Reserves
                          Columbia Government Reserves
                         Columbia Money Market Reserves
                          Columbia Municipal Reserves
                     Columbia New York Tax-Exempt Reserves
                          Columbia Tax-Exempt Reserves
                           Columbia Treasury Reserves

                                   (THE FUNDS)

                         SUPPLEMENT DATED MARCH 23, 2007
         TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
               FOR CLASS B AND CLASS C SHARES DATED AUGUST 1, 2006

     Class B and Class C shares of the Funds will liquidate on or about May 30, 2007. As soon as is practicable after that date, Class B shareholders will receive their proportionate interest in the net assets of the respective Fund's Class B shares, and Class C shareholders will receive their proportionate interest in the net assets of the respective Fund's Class C shares. Any otherwise applicable contingent deferred sale charge will be waived for such shareholders who redeem or exchange their shares after April 11, 2007, or whose shares are subject to the automatic redemption. On or shortly after the liquidation, Class B and Class C shares will be terminated as share classes of the Funds.

     Beginning on April 12, 2007, in anticipation of the liquidation, Class B and Class C shares of the Funds that are currently offered will be closed to new investors and closed to additional investments from current shareholders, except that from such date until the anticipated liquidation date, current shareholders may continue to make additional investments through the Systematic Investment Plan, the Automated Dollar Cost Averaging Feature, automatic dividend diversification and contributions to certain existing retirement plan accounts. Dividend reinvestments will not be affected by this closing. Shareholders may choose to exchange their Class B and/or Class C shares into another Columbia Fund or redeem their shares prior to the anticipated liquidation date.

     Accordingly, effective May 30, 2007, the prospectuses and statement of additional information for Class B and Class C shares of the Funds are hereby supplemented by eliminating all references to Class B and Class C shares of the Funds.

INT-47/129207-0307

                           COLUMBIA FUNDS SERIES TRUST

                      Columbia New York Tax-Exempt Reserves

                                   (THE FUND)

                         SUPPLEMENT DATED MARCH 23, 2007
           TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                 FOR LIQUIDITY CLASS SHARES DATED AUGUST 1, 2006


         Liquidity Class shares of the Fund will terminate on or shortly after May 30, 2007.

         Accordingly, effective May 30, 2007, the prospectuses and statement of additional information for Liquidity Class shares of the Fund are hereby supplemented by eliminating all references to Liquidity Class shares of the Fund.





INT-47/129208-0307

                           COLUMBIA FUNDS SERIES TRUST

                     Columbia California Tax-Exempt Reserves
                             Columbia Cash Reserves
                          Columbia Government Reserves
                         Columbia Money Market Reserves
                           Columbia Municipal Reserves
                      Columbia New York Tax-Exempt Reserves
                          Columbia Tax-Exempt Reserves
                           Columbia Treasury Reserves
                                   (the Funds)

                         SUPPLEMENT DATED MARCH 23, 2007
           TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                  FOR MARKET CLASS SHARES DATED AUGUST 1, 2006

     LIQUIDATIONS

     On or about May 30, 2007, Market Class shares of Columbia California Tax-Exempt Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves and Columbia Tax-Exempt Reserves will liquidate. As soon as is practicable after the anticipated liquidation date, Market Class shareholders will receive their proportionate interest in the net assets of these Funds' Market Class shares.

     Beginning on April 12, 2007, in anticipation of the liquidation, Market Class shares of Columbia California Tax-Exempt Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves and Columbia Tax-Exempt Reserves will be closed to new investors and closed to additional investments from current shareholders, except that until the anticipated liquidation date, current shareholders may continue to make certain additional investments. Dividend reinvestments will not be affected by this closing.

     Accordingly, effective May 30, 2007, the prospectuses and statement of additional information for Market Class shares of the Funds are hereby supplemented by eliminating all references to Market Class shares of Columbia California Tax-Exempt Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves and Columbia Tax-Exempt Reserves.

     CONVERSIONS

     On or about May 30, 2007, Market Class shares of Columbia Cash Reserves, Columbia Government Reserves and Columbia Treasury Reserves will convert to Class A shares of Columbia Cash Reserves, Columbia Government Reserves and Columbia Treasury Reserves. Shareholders are not expected to be significantly impacted by the conversion and should consult the current prospectuses for Class A shares of these Funds to learn more about Class A shares. The total class-specific expenses of Class A shares and Market Class shares are identical.

     Accordingly, effective May 30, 2007, the prospectuses and statement of additional information for Market Class shares of the Funds are hereby supplemented by eliminating all references to Market Class shares of Columbia Cash Reserves, Columbia Government Reserves and Columbia Treasury Reserves.

INT-47/129209-0307

     REDESIGNATION

     On or about May 30, 2007, Market Class shares of Columbia New York Tax-Exempt Reserves will be redesignated as Class A shares. Shareholders are not expected to be significantly impacted by the redesignation, as a result of which this share class of Columbia New York Tax-Exempt Reserves will have a new shareholder administration plan, a reduced distribution (12b-1) fee, greater exchangeability and access to additional features, including Columbia Funds' free checkwriting service. The total class-specific expenses of Class A shares and Market Class shares are identical.

     Accordingly, effective May 30, 2007, the prospectuses and statement of additional information for Market Class shares of the Funds are hereby supplemented by replacing all references to "Market Class" shares of Columbia New York Tax-Exempt Reserves with references to "Class A" shares, and the prospectuses for Market Class shares of the Funds are hereby supplemented as follows:

1. All references to the "Funds" offered by the prospectus are changed to the "Fund" offered by the prospectus.

2. Under the table entitled "Average annual total return as of December 31, 2005," the following is added to the footnote as the second sentence:

     Effective May 30, 2007, the Fund's Market Class Shares were redesignated as Class A Shares.

3. Within the table under the heading "What it costs to invest in the Fund," the line item entitled "Distribution (12b-1) and shareholder servicing fees" is changed to "Distribution (12b-1), shareholder servicing and shareholder administration fees."

4. Under the section heading "Buying, selling and exchanging shares," the first paragraph and the bullet points underneath it are replaced with the following:

     You can invest in the Fund through your selling agent or directly through Columbia Funds. You don't pay any sales charges when you buy, sell or exchange Class A shares of the Fund.

     We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

5. Within the section entitled "Buying, selling and exchanging shares," after the paragraph that begins "Except as expressly," the following table is inserted:

               WAYS TO BUY,            HOW MUCH YOU CAN
             SELL OR EXCHANGE       BUY, SELL OR EXCHANGE                  OTHER THINGS TO KNOW
             ----------------   -----------------------------   -----------------------------------------
BUYING       In a lump sum      MINIMUM INITIAL INVESTMENT:     There is no limit to the amount you can
SHARES                                                          invest in Class A shares.
                                -  $2,500 for regular
                                   accounts

                                -  $1,000 for traditional and
                                   Roth IRAs, Coverdell
                                   Education Savings Accounts
                                   and retirement plan
                                   accounts

                                -  no minimum for omnibus
                                   and wrap accounts

                                MINIMUM ADDITIONAL
                                INVESTMENT:

                                   $50 for all accounts

             Using our          MINIMUM INITIAL INVESTMENT:     You can buy shares any day of the month
             Systematic                                         on a monthly or quarterly schedule.
             Investment Plan    -  $50

                                MINIMUM ADDITIONAL
                                INVESTMENT:

                                -  $50

             By wire                                            You may purchase shares of a Fund by
                                                                wiring money from your bank account to
                                                                your Fund account. To wire funds to you
                                                                account, call 1.800.422.3737 for wiring
                                                                instructions.

             By electronic                                      You may purchase shares of a Fund by
             funds transfer                                     electronically transferring money from
                                                                your bank account to your Fund account by
                                                                calling 1.800.422.3737. An electronic
                                                                funds transfer may take up to two business
                                                                days to settle and be considered in "good
                                                                form." You must set up this feature prior
                                                                to your request.

SELLING      In a lump sum      -  shares sold by check via     A Fund will generally send proceeds from
SHARES                             the telephone or through     the sale to you as soon as practicable
                                   the internet are limited     following the determination of the Fund's
                                   to an aggregate of           net asset value applicable to your order.
                                   $100,000 in a 30-day         However, if you purchased your shares by
                                   period                       check, a Fund may delay sending the
                                                                proceeds from the sale of your shares for
                                -  restrictions may apply to    up to 10 days after your purchase to
                                   withdrawals from             protect against checks that are returned.
                                   retirement plan accounts


             Using our free     -  minimum $250 per check       You can write checks for free. You can
             checkwriting                                       only use checks to make partial
             service                                            withdrawals from a Fund. You can't use a
                                                                check to make a full withdrawal from a
                                                                Fund.

             Using our          -  no minimum per               Your account balance must be at least
             Automatic             withdrawal                   $5,000 to set up the plan. You can make
             Withdrawal Plan                                    withdrawals any day of the month on a
                                -  $5,000 requirement waived    monthly, quarterly or semi-annual basis.
                                   for certain fee based        We'll send your money by check or deposit
                                   accounts                     it directly to your bank account.

               WAYS TO BUY,            HOW MUCH YOU CAN
             SELL OR EXCHANGE       BUY, SELL OR EXCHANGE                  OTHER THINGS TO KNOW
             ----------------   -----------------------------   -----------------------------------------
             By wire                                            You may sell shares of a Fund and request
                                                                that the proceeds be wired to your bank
                                                                account. You must set up this feature
                                                                prior to your request.

             By electronic                                      You may sell shares of a Fund and request
             funds transfer                                     that the proceeds be electronically
                                                                transferred to your bank account.
                                                                Proceeds may take up to two business days
                                                                to be received by your bank. You must set
                                                                up this feature prior to your request.

EXCHANGING   In a lump sum         -   new account minimums     You can generally exchange Class A shares
SHARES                                 apply to exchanges       of a Money Market Fund for Class A
                                                                shares of any other Fund distributed by
                                                                the Distributor. Some exceptions apply. A
                                                                sales charge may apply when exchanging
                                                                from a Money Market Fund to Funds with
                                                                front-end sales charges.

             Using our             -   minimum $100 per         You can make exchanges any day of the
             Automatic                 exchange                 month.
             Exchange
             Feature                                            You may automatically invest dividends
             By dividend                                        distributed by a Fund into the same class
             diversification                                    of shares (and, in some cases, certain
                                                                other classes) of the Fund at no
                                                                additional sales charge. Additional sales
                                                                charges may apply if you are exchanging
                                                                from a Money Market Fund. To reinvest
                                                                your dividends, call 1.800.345.6611.

6. Within the section entitled "Buying, selling and exchanging shares," under the heading "Buying shares," the reference to "financial institutions and intermediaries" in the fourth bullet point is changed to "selling agents," and the following is added after the last bullet point:

     MINIMUM INITIAL INVESTMENT

     The minimum initial investment for Class A shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

     There is no minimum initial investment for omnibus accounts or wrap accounts.

     For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan's investment rather than that of its individual participants.

     MINIMUM ADDITIONAL INVESTMENT

     The minimum investment amount for additional purchases of Class A shares is $50.

     SYSTEMATIC INVESTMENT PLAN

     You can make regular purchases of $50 or more using automatic transfers from your bank account to the Funds you choose. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

          - You can buy shares any day of the month on a monthly or quarterly basis.

          - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.

7. Within the section entitled "Buying, selling and exchanging shares," under the heading "Selling shares," the fourth and the eighth bullet points are deleted, the paragraph that begins "We may sell your shares," and the bullet points underneath it are deleted, and the following is added after the bullet point that begins "Other restrictions may apply":

          - If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after the Distributor, Transfer Agent or their agents receive your order in good form. Your selling agent is responsible for depositing the sale proceeds to your account on time.

          - If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Fund receives your order in good form.

          - ACCOUNTS BELOW $250 - We will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the Transfer Agent, review our website at www.columbiafunds.com, call 1.800.345.6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

               We may also sell your shares if a financial institution or intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

          - MINIMUM BALANCE FEE - Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the Transfer Agent, review our website at www.columbiafunds.com, call 1.800.345.6611 or contact your investment professional for more information.

          - We reserve the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.

          - EXCEPTIONS TO THE POLICY - The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

     CHECKWRITING SERVICE

     You can withdraw money from the Fund using our free checkwriting service. You can contact your investment professional or us to set up the service.

     Here's how the service works:

          -    Each check you write must be for a minimum of $250.

          - You can only use checks to make partial withdrawals. You can't use a check to make a full withdrawal of the shares you hold in a Fund.

          - Shares you sell by writing a check are eligible to receive distributions up to the day our custodian receives the check for payment.

          - We can change or cancel the service by giving you 30 days notice in writing.

     AUTOMATIC WITHDRAWAL PLAN

     The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your investment professional or us to set up the plan.

     Here's how the plan works:

          - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

          - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

          - We'll send you a check or deposit the money directly to your bank account.

          - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

     It's important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually use up your original investment.

8. Within the section entitled "Buying, selling and exchanging shares," under the heading "Exchanging shares," the following is added after the last bullet point:

     You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another Fund distributed by the Distributor, at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize again or loss for tax purposes. The Fund may terminate your exchange privilege if the Advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. Please have your account and taxpayer identification numbers available when calling.

     For example, if you exchange into Class A shares of the Money Market Funds by exchanging Class A shares that were bought without an initial sales charge, in certain circumstances a CDSC may apply. Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within12 months of the date of purchase. The 12 months begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee based program.

     AUTOMATIC EXCHANGE FEATURE

     The Automatic Exchange Feature lets you exchange $100 or more of Class A Shares any day of the month. You can contact your investment professional or us to set up the plan.

     Here's how automatic exchanges work:

          - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

          - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

          - You can choose to have us transfer your money on any day of the month.

          -    The rules for making exchanges apply to automatic exchanges.

9. The section heading "How selling and servicing agents are paid" is changed, throughout the prospectus, to "How selling, servicing and administration agents are paid."

10. Within the new section "How selling, servicing and administration agents are paid," the heading "Distribution (12b-1) and shareholder servicing fees" is changed to "Distribution (12b-1), shareholder servicing and administration fees," and the first three paragraphs under the heading are replaced with the following:

     The Distributor, Adviser and selling and servicing agents are compensated for selling shares and providing services to investors under distribution, shareholder servicing and shareholder administration plans.

     The Distributor may receive a maximum annual distribution (12b-1) fee of 0.10% of the average daily net assets of Class A shares of the Fund, some or all of which may be paid to selling agents.

     Servicing agents may receive a maximum annual shareholder servicing fee of up to 0.25% of the average daily net assets of Class A shares of the Fund.

     The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of up to 0.10% of the average daily net assets of the Fund.

11. Within the section entitled "Financial highlights," the following is added to the first footnote that appears under the table:

     Effective May 30, 2007, the Fund's Market Class Shares were redesignated as Class A Shares.